Land Use Right, Net (Tables)	12 Months Ended
Sep. 30, 2023
Land Use Right, Net [Abstract]
Schedule of Land Use Right, Net	Land use right, net, consisted of the following:
	September 30, 2023	September 30, 2022
Land use rights	$220,178	$225,798
Less: accumulated amortization	(65,814)	(62,585)
Land use right, net	$154,364	$163,213

Schedule of Estimated Future Amortization Expense for Land Use Rights	Estimated future amortization expense for land use rights is as follows:
Years ending September 30,
2024	$4,786
2025	4,786
2026	4,786
2027	4,786
2028	4,786
Thereafter	130,434
$154,364